Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 79,885	$ 65,179
Short-term deposits	3	3
Total cash and cash equivalents	$ 79,888	$ 65,182	$ 81,507	$ 71,931